T. ROWE PRICE Summit Municipal Intermediate Fund
January 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.5%
ALABAMA 1.1%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  19,485 19,682
Black Belt Energy Gas Dist., Series D-1, VRDN, 4.00%, 7/1/52
(Tender 6/1/27)  7,900 8,044
Southeast Alabama Gas Supply Dist., Series A, VRDN, 4.00%,
6/1/49 (Tender 6/1/24)  10,000 10,022
Southeast Energy Auth. Cooperative Dist., Series B, VRDN, 4.00%,
12/1/51 (Tender 12/1/31)  15,780 15,729
Southeast Energy Auth. Cooperative Dist., Series B-1, VRDN,
5.00%, 5/1/53 (Tender 8/1/28)  6,010 6,298
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%,
5/1/32 (1) 3,995 3,646
63,421
ALASKA 0.2%
Alaska Housing Fin., Series B, 5.00%, 12/1/31  8,325 9,317
9,317
ARIZONA 2.0%
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/34  3,100 3,687
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/35  1,650 1,938
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/36  1,900 2,197
Chandler IDA, Series 2, VRDN, 5.00%, 9/1/52 (Tender 9/1/27) (2) 8,225 8,713
Maricopa County IDA, Banner Health, 5.00%, 1/1/32  8,965 9,784
Maricopa County IDA, Banner Health, Series C, VRDN, 5.00%,
1/1/48 (Tender 10/18/24)  12,145 12,623
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.00%,
11/15/24 (3) 1,270 1,157
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.25%,
11/15/29  2,110 1,856
Phoenix Civic Improvement, 4.00%, 7/1/44  4,950 4,907
Phoenix Civic Improvement, 5.00%, 7/1/33 (2) 630 688
Phoenix Civic Improvement, 5.00%, 7/1/35 (2) 4,700 5,049
Phoenix Civic Improvement, 5.00%, 7/1/36 (2) 3,715 3,965
Phoenix Civic Improvement, Series A, 4.00%, 7/1/40  2,250 2,309
Phoenix Civic Improvement, Series A, 5.00%, 7/1/24 (2) 1,300 1,335
Phoenix Civic Improvement, Series A, 5.00%, 7/1/25 (2) 2,195 2,305
Phoenix Civic Improvement, Series B, 5.00%, 7/1/30  1,500 1,668
Phoenix Civic Improvement, Series B, 5.00%, 7/1/31  4,175 4,641
Phoenix Civic Improvement, Series B, 5.00%, 7/1/32  1,280 1,421
Phoenix Civic Improvement, Series B, 5.00%, 7/1/33  3,060 3,391
Phoenix Civic Improvement, Series B, 5.00%, 7/1/34  1,690 1,866
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/23  100 100

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/24  300 305
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/25  300 308
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/26  250 259
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/27  300 313
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/28  450 473
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/29  350 367
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/30  350 366
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  400 418
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/32  400 418
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/33  300 312
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/30  10,000 11,038
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/31  12,990 14,338
Salt River Agricultural Improvement & Power Dist., Arizona Electric
System, 5.00%, 1/1/31  3,000 3,390
Salt River Agricultural Improvement & Power Dist., Arizona Electric
System, 5.00%, 1/1/32  1,695 1,994
Salt Verde Financial, 5.00%, 12/1/37  1,000 1,060
110,959
CALIFORNIA 10.8%
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%,
8/1/31  1,000 1,008
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%,
8/1/33  2,000 2,015
California, GO, 4.00%, 11/1/35  6,355 6,791
California, GO, 4.00%, 11/1/36  6,000 6,360
California, GO, 4.00%, 11/1/37  3,595 3,771
California, GO, 5.00%, 4/1/29  2,840 3,324
California, GO, 5.00%, 11/1/31  7,875 9,114
California, GO, 5.00%, 12/1/36  10,000 11,638
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 7/1/53 (Tender 8/1/29)  15,125 16,192
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  6,195 6,614

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
California Dept. of Water Resources & Power Supply, Central
Valley, Series AW, 5.00%, 12/1/31  7,000 7,764
California HFFA, Sutter Health, Series A, 5.00%, 11/15/33  2,075 2,285
California HFFA, Sutter Health, Series A, 5.00%, 11/15/34  2,500 2,743
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35
(Prerefunded 11/15/25) (4) 9,380 10,109
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  3,852 3,849
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  7,631 7,734
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of SIFMA + 0.70%, 2.36%, 12/1/50 (Tender 6/1/26)  3,375 3,258
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.00%, 8/15/30  1,000 1,027
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/33 (2) 1,000 1,069
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/34 (2) 1,200 1,272
California PFA, Enso Village Project, 2.375%, 11/15/28 (1) 1,000 942
California PFA, Enso Village Project, 3.125%, 5/15/29 (1) 895 803
California PFA, Enso Village Project, 5.00%, 11/15/36 (1) 750 726
California PFA, Enso Village Project, Series B-3, 2.125%,
11/15/27 (1) 1,220 1,155
California Public Works Board, Series C, 5.00%, 11/1/31  1,000 1,181
California Public Works Board, Series C, 5.00%, 11/1/38  5,000 5,617
California Public Works Board, Judicial Council, Series A, 5.00%,
3/1/27  1,350 1,353
California Public Works Board, Judicial Council, Series A, 5.00%,
3/1/28  1,660 1,664
California Statewide CDA, Huntington Memorial Hosp., Series B,
5.00%, 7/1/32 (Prerefunded 7/1/24) (4) 3,000 3,114
California Statewide CDA, Huntington Memorial Hosp., Series B,
5.00%, 7/1/33 (Prerefunded 7/1/24) (4) 2,380 2,470
California Statewide CDA, Kaiser Permanente, Series C-1, VRDN,
5.00%, 4/1/46 (Tender 11/1/29)  1,910 2,227
California Statewide CDA, Kaiser Permanente, Series C-3, VRDN,
5.00%, 4/1/45 (Tender 11/1/29)  10,975 12,798
California Statewide CDA, Kaiser Permanente, Series L, VRDN,
5.00%, 4/1/38 (Tender 11/1/29)  5,095 5,942
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  2,630 2,715
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/34  10,830 11,138
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (1) 2,265 2,337
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (1) 1,005 1,045
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/28 (1) 4,235 4,405

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29 (1) 3,000 3,119
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/30 (1) 6,875 7,145
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/31 (1) 4,275 4,432
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (1) 7,750 7,876
California, Various Purpose, GO, 4.00%, 3/1/27  3,725 4,006
California, Various Purpose, GO, 4.00%, 10/1/37  2,900 3,059
California, Various Purpose, GO, 5.00%, 8/1/24  5,290 5,505
California, Various Purpose, GO, 5.00%, 11/1/27  20,000 20,367
California, Various Purpose, GO, 5.00%, 9/1/28  8,800 9,690
California, Various Purpose, GO, 5.00%, 10/1/29  13,950 14,597
California, Various Purpose, GO, 5.00%, 8/1/30  4,000 4,282
California, Various Purpose, GO, 5.00%, 8/1/33  12,000 13,445
California, Various Purpose, GO, 5.00%, 3/1/34  2,320 2,724
California, Various Purpose, GO, 5.00%, 8/1/35  9,875 10,237
California, Various Purpose, GO, 5.00%, 4/1/38  440 451
California, Various Purpose, BID Group, GO, 5.00%, 8/1/27  21,250 23,951
California, Various Purpose, BID Group, GO, 5.00%, 8/1/30  8,000 8,735
California, Various Purpose, BID Group, GO, 5.00%, 11/1/34  5,000 5,912
California, Various Purpose, Refunding, GO, 5.00%, 3/1/34  5,000 5,872
Los Angeles County Metropolitan Transportation Auth., Refunding,
Series A, 5.00%, 7/1/33  21,790 24,420
Los Angeles County Metropolitan Transportation Auth., Refunding,
Series A, 5.00%, 7/1/34  23,360 26,043
Los Angeles Dept. of Airports, 4.00%, 5/15/38 (Prerefunded
11/15/31) (2)(4) 530 574
Los Angeles Dept. of Airports, 4.00%, 5/15/41 (Prerefunded
11/15/31) (2)(4) 230 249
Los Angeles Dept. of Airports, 5.00%, 5/15/32 (2) 6,100 6,795
Los Angeles Dept. of Airports, 5.00%, 5/15/33 (Prerefunded
11/15/31) (2)(4) 530 615
Los Angeles Dept. of Airports, 5.00%, 5/15/34 (Prerefunded
11/15/31) (2)(4) 265 307
Los Angeles Dept. of Airports, 5.00%, 5/15/35 (Prerefunded
11/15/31) (2)(4) 60 70
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/32 (2) 3,500 4,011
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/36 (2) 10,000 11,147
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/40  2,315 2,644
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/29 (2) 6,050 6,618
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/33 (2) 7,920 8,926
Los Angeles Dept. of Airports, Unrefunded Balance, 4.00%,
5/15/38 (2) 9,470 9,479

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Los Angeles Dept. of Airports, Unrefunded Balance, 4.00%,
5/15/41 (2) 8,265 8,172
Los Angeles Dept. of Airports, Unrefunded Balance, 5.00%,
5/15/33 (2) 9,380 10,747
Los Angeles Dept. of Airports, Unrefunded Balance, 5.00%,
5/15/34 (2) 4,735 5,374
Los Angeles Dept. of Airports, Unrefunded Balance, 5.00%,
5/15/35 (2) 1,045 1,174
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/29  6,735 6,804
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/34  5,000 5,387
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/41  4,065 4,601
Los Angeles Dept. of Water & Power, Series C, 5.00%, 7/1/38  5,000 5,847
Metropolitan Water Dist. of Southern California, Series C, 5.00%,
7/1/40  5,635 6,408
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 3.905%, 7/1/27  3,115 3,096
Regents of the Univ. of California Medical Center, Series P, 5.00%,
5/15/35  6,250 7,514
Regents of the Univ. of California Medical Center, Series P, 5.00%,
5/15/36  8,000 9,510
San Diego County Regional Airport Auth., 5.00%, 7/1/31  1,395 1,655
San Diego County Regional Airport Auth., 5.00%, 7/1/32  2,500 2,957
San Diego County Regional Airport Auth., 5.00%, 7/1/33  3,000 3,516
San Diego County Regional Airport Auth., 5.00%, 7/1/34  3,000 3,474
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/28 (2) 1,815 1,996
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/30 (2) 6,500 7,314
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/31 (2) 5,000 5,698
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/32 (2) 5,710 6,496
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/38 (2) 6,250 6,772
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series D, 5.00%, 5/1/34  3,800 4,356
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series D, 5.00%, 5/1/35  6,735 7,647
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series E, 5.00%, 5/1/37 (2) 4,450 4,788
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series H, 5.00%, 5/1/30 (2) 8,335 9,248
San Francisco Community College Dist., GO, 5.00%, 6/15/30  4,080 4,331
San Francisco Community College Dist., GO, 5.00%, 6/15/31  4,060 4,309
San Jose Int'l. Airport, Series A, 4.00%, 3/1/34 (2)(5) 3,870 4,015
San Jose Int'l. Airport, Series A, 5.00%, 3/1/33 (2) 1,300 1,467
San Jose Int'l. Airport, Series C, 5.00%, 3/1/28  1,750 1,803

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
San Jose Int'l. Airport, Series C, 5.00%, 3/1/29  2,000 2,060
Univ. of California, Series AI, 5.00%, 5/15/32  11,000 11,080
Univ. of California, Series BE, 5.00%, 5/15/35  1,645 1,934
598,422
COLORADO 2.1%
Colorado, Series A, COP, 4.00%, 12/15/35  725 767
Colorado, Series A, COP, 4.00%, 12/15/36  1,195 1,252
Colorado, Series A, COP, 4.00%, 12/15/38  2,385 2,449
Colorado, Series A, COP, 4.00%, 12/15/39  3,780 3,862
Colorado, Series A, COP, 4.00%, 12/15/40  3,000 3,051
Colorado HFA, Adventhealth Obligated, Series A, 5.00%, 11/15/39  5,000 5,600
Colorado HFA, Commonspirit Health, Series B, VRDN, 5.00%,
8/1/49 (Tender 8/1/25)  3,725 3,859
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/27  2,425 2,683
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/28  5,450 6,138
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/34  7,250 8,028
Denver City & County Airport, Series A, 4.00%, 11/15/41 (2) 3,900 3,855
Denver City & County Airport, Series A, 5.00%, 12/1/30 (2) 8,845 10,029
Denver City & County Airport, Series A, 5.00%, 12/1/32 (2) 5,260 5,772
Denver City & County Airport, Series A, 5.00%, 12/1/33 (2) 6,550 7,163
Denver City & County Airport, Series A, 5.00%, 12/1/34 (2) 1,250 1,359
Denver City & County Airport, Series A, 5.00%, 12/1/35 (2) 26,680 28,693
Denver City & County Airport, Series B, 5.00%, 11/15/38  1,075 1,247
Denver City & County Airport, Series B, 5.00%, 11/15/39  1,000 1,149
Denver City & County Airport, Series B, 5.25%, 11/15/28  3,000 3,070
Denver City & County Airport, United Airlines, 5.00%, 10/1/32 (2) 12,090 12,124
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/23 (6) 585 596
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/23 (6) 230 234
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/25 (6) 250 268
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/26 (6) 575 626
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/29 (6) 630 719
114,593
CONNECTICUT 0.9%
Connecticut, Series E, GO, 5.00%, 9/15/31  12,000 13,639
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 10/1/29  10,000 10,177
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 1/1/32  10,000 11,231
Connecticut State HEFA, Series A, VRDN, 2.80%, 7/1/48 (Tender
2/10/26) (7) 7,500 7,490
Connecticut State HEFA, Series C-2, VRDN, 2.80%, 7/1/57
(Tender 2/3/26) (7) 7,150 7,142
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00% Cash
and 2.05% PIK)  (3)(8)(9) 384 85
49,764

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
DELAWARE 0.4%
Delaware, Series A, GO, 5.00%, 2/1/31  3,915 4,446
Delaware, Series A, GO, 5.00%, 2/1/32  3,000 3,402
Delaware River & Bay Auth., 5.00%, 1/1/32  1,100 1,340
Delaware River & Bay Auth., 5.00%, 1/1/33  1,100 1,328
Delaware River & Bay Auth., 5.00%, 1/1/34  695 836
Delaware River & Bay Auth., 5.00%, 1/1/35  300 356
Delaware River & Bay Auth., 5.00%, 1/1/36  350 412
Delaware River & Bay Auth., 5.00%, 1/1/37  400 462
Delaware River & Bay Auth., 5.00%, 1/1/38  410 465
Delaware River & Bay Auth., 5.00%, 1/1/39  450 507
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/32  1,685 1,843
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/33  2,780 3,028
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/34  2,500 2,707
Univ. of Delaware, VRDN, 1.20%, 11/1/35  1,900 1,900
23,032
DISTRICT OF COLUMBIA 3.3%
District of Columbia, Series A, 4.00%, 3/1/40  2,345 2,418
District of Columbia, Series A, 5.00%, 3/1/33  2,445 2,874
District of Columbia, Series A, 5.00%, 3/1/36  12,000 13,568
District of Columbia, Series A, 5.00%, 3/1/40  3,110 3,488
District of Columbia, Series A, GO, 5.00%, 6/1/30  750 796
District of Columbia, Series A, GO, 5.00%, 6/1/31  5,000 5,305
District of Columbia, Series A, GO, 5.00%, 6/1/34  4,965 5,368
District of Columbia, Series A, GO, 5.00%, 6/1/36  4,550 4,965
District of Columbia, Series A, GO, 5.00%, 10/15/44  2,315 2,548
District of Columbia, Series C, 5.00%, 5/1/37  1,780 2,015
District of Columbia, Series D, GO, 5.00%, 6/1/29  4,365 4,877
District of Columbia, Series D, GO, 5.00%, 6/1/32  10,000 11,120
District of Columbia, Georgetown Univ., 5.00%, 4/1/33  3,000 3,240
District of Columbia, Georgetown Univ., 5.00%, 4/1/34  1,800 1,939
District of Columbia, Georgetown Univ., 5.00%, 4/1/35  2,000 2,144
Metropolitan Washington Airports Auth., Series 2016A, 5.00%,
10/1/31 (2) 8,185 8,740
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/35 (2) 3,500 3,893
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/37 (2) 1,500 1,496
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/38 (2) 2,000 1,994
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/25 (2) 7,215 7,617
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/27 (2) 2,790 2,873

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/28 (2) 2,310 2,376
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/29 (2) 4,700 5,198
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/30 (2) 3,285 3,630
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/31 (2) 4,675 5,151
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/33 (2) 5,300 5,800
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/34 (2) 7,350 7,771
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35 (2) 17,795 18,713
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/30 (2) 10,280 10,826
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/28  5,000 5,590
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/29  8,190 9,127
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/30  2,800 3,118
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B,
4.00%, 10/1/35  1,000 1,060
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B,
4.00%, 10/1/36  855 890
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B,
4.00%, 10/1/37  1,000 1,029
Washington Metropolitan Area Transit Auth., Green Bond,
Series A, 4.00%, 7/15/38  6,845 7,121
Washington Metropolitan Area Transit Auth., Green Bond,
Series A, 4.00%, 7/15/39  3,220 3,317
183,995
FLORIDA 6.1%
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/24  1,250 1,300
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/34  2,615 2,849
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series B,
5.00%, 12/1/34  12,380 12,689
Brevard County HFA, Health First, 5.00%, 4/1/27  2,075 2,122
Brevard County HFA, Health First, 5.00%, 4/1/29  750 767
Brevard County HFA, Health First, 5.00%, 4/1/30  3,285 3,360
Brevard County HFA, Health First, 5.00%, 4/1/31  4,490 4,592
Brevard County HFA, Health First, 5.00%, 4/1/39  8,105 8,289
Brevard County HFA, Health First, Series A, 5.00%, 4/1/41  12,000 13,011

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Broward County Airport, 5.00%, 10/1/27 (2) 1,250 1,362
Broward County Airport, 5.00%, 10/1/29 (2) 2,265 2,466
Broward County Airport, 5.00%, 10/1/30 (2) 2,250 2,443
Broward County Airport, 5.00%, 10/1/31 (2) 1,500 1,624
Broward County Airport, 5.00%, 10/1/32 (2) 1,815 1,963
Broward County Airport, 5.00%, 10/1/33 (2) 1,295 1,397
Broward County Airport, 5.00%, 10/1/34 (2) 1,500 1,608
Broward County Airport, Series A, 5.00%, 10/1/33 (2) 4,840 5,354
Broward County Airport, Series A, 5.00%, 10/1/34 (2) 5,500 6,046
Broward County Airport, Series P-2, 5.00%, 10/1/25  3,700 3,708
Broward County Port Fac., Series C, 5.00%, 9/1/29  1,760 2,052
Broward County Port Fac., Series D, 5.00%, 9/1/26 (2) 2,760 2,966
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/25  750 769
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/26  1,250 1,287
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/27  1,500 1,549
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/28  1,500 1,552
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/29  500 517
Central Florida Expressway Auth., 4.00%, 7/1/35 (6) 3,500 3,750
Central Florida Expressway Auth., 4.00%, 7/1/37 (6) 4,000 4,171
Central Florida Expressway Auth., 4.00%, 7/1/39 (6) 3,070 3,163
Central Florida Expressway Auth., Series A, 5.00%, 7/1/30  16,915 18,282
Florida Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/29  4,965 5,557
Florida DOT, Garvees, Series A, DOT, 5.00%, 7/1/30  10,085 11,938
Florida Municipal Power Agency, Series A, 5.00%, 10/1/31  7,910 8,552
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/25 (2) 2,785 2,940
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/27 (2) 14,695 16,068
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/29 (2) 8,285 9,352
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/34 (2) 3,000 3,215
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/35 (2) 6,500 6,909
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/44 (2) 4,580 4,826
Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series A,
5.00%, 10/1/23 (2) 1,480 1,499
Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series B,
5.00%, 10/1/33 (Prerefunded 10/1/24) (4) 5,160 5,386
Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series B,
5.00%, 10/1/34 (Prerefunded 10/1/24) (4) 3,090 3,225
Lee Memorial Health System, Series A-1, 4.00%, 4/1/37  1,300 1,316
Lee Memorial Health System, Series A-1, 5.00%, 4/1/34  1,240 1,374
Miami-Dade County Aviation, 5.00%, 10/1/27 (2) 2,925 3,017
Miami-Dade County Aviation, Series A, 5.00%, 10/1/24 (2) 10,000 10,017
Miami-Dade County Aviation, Series A, 5.00%, 10/1/29 (2) 1,800 1,852

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Miami-Dade County Aviation, Series A, 5.00%, 10/1/30 (2) 6,950 7,149
Miami-Dade County Aviation, Series A, 5.00%, 10/1/32 (2) 9,590 9,857
Miami-Dade County Expressway Auth., Series 14A, 5.00%, 7/1/30  2,000 2,054
Miami-Dade County Expressway Auth., Series 2013A, 5.00%,
7/1/30  1,250 1,252
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/26  3,900 3,978
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/28  5,565 5,625
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,054
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/33  3,000 3,185
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/26  4,530 4,655
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/27  3,850 3,956
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/28  2,775 2,851
Miami-Dade County Seaport Dept., Series A, 5.00%, 10/1/38 (2)(7) 2,000 2,188
Miami-Dade County Seaport Dept., Series A, 5.00%, 10/1/39 (2)(7) 2,300 2,504
Miami-Dade County Seaport Dept., Series A, 5.00%, 10/1/40 (2)(7) 3,000 3,247
Miami-Dade County Seaport Dept., Series A, 5.00%, 10/1/41 (2)(7) 1,070 1,151
Miami-Dade County Seaport Dept., Series A, 5.00%, 10/1/42 (2)(7) 2,385 2,550
Miami-Dade County Seaport Dept., Series A-1, 4.00%, 10/1/45 (2)
(6) 6,450 6,419
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/37  1,000 1,045
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/38  520 538
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/41  1,250 1,263
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/42  1,750 1,759
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/46  850 839
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/27 (7) 750 831
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/28 (7) 1,500 1,690
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/38 (7) 850 947
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/41 (7) 1,750 1,934
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/42 (7) 1,250 1,374
Orange County School Board, Series C, COP, 5.00%, 8/1/30
(Prerefunded 8/1/25) (4) 16,675 17,814
Orange County School Board, Series C, COP, 5.00%, 8/1/33  4,535 4,857
Orange County School Board, Series D, COP, 5.00%, 8/1/30
(Prerefunded 8/1/25) (4) 2,250 2,396
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.00%,
6/1/31  2,150 2,016

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.00%,
6/1/36  2,500 2,207
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/34  6,385 6,898
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/35  9,000 9,642
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/27  400 432
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/28  325 351
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/29  420 454
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/30  365 394
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/31  700 752
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/32  1,070 1,144
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/33  455 486
Tolomato Community Dev. Dist., Special Assessment, Series 2015-
2, STEP, 0.00%, 5/1/40  255 228
Tolomato Community Dev. Dist., Special Assessment, Series 2015-
3, 6.61%, 5/1/40 (3)(8) 280 —
341,017
GEORGIA 6.4%
Atlanta, Series A-1, GO, 5.00%, 12/1/35  2,250 2,702
Atlanta, Series A-1, GO, 5.00%, 12/1/36  2,350 2,792
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/38  2,575 2,640
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/39  3,750 3,828
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/40  3,435 3,490
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/41  1,200 1,216
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/42  5,145 5,187
Atlanta Airport, Dept. of Aviation, Series C, 4.00%, 7/1/39 (2) 1,000 997
Atlanta Airport, Dept. of Aviation, Series C, 4.00%, 7/1/41 (2) 1,000 989
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/27  1,825 1,869
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/29  12,485 12,789
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/30  10,500 10,754
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/31  14,440 14,789
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/33  2,055 2,104
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/36  5,585 6,277
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/38  5,000 5,550
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/40  14,055 15,403
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29 (3)(8) 2,805 1,487
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35 (3)(8) 9,705 5,144
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40 (3)(8) 3,065 1,624
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/30  2,335 2,465
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/31  4,280 4,511
Atlanta Water & Wastewater, 5.00%, 11/1/31  10,800 11,427

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Atlanta Water & Wastewater, 5.00%, 11/1/35 (Prerefunded
5/1/25) (4) 6,000 6,360
Burke County Dev. Auth., Georgia Power Vogtle Project, VRDN,
PCR, 1.45%, 7/1/49  4,300 4,300
Cobb County Kennestone Hosp. Auth., Wellstar Health, 5.00%,
4/1/25  1,075 1,125
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/29  5,395 5,407
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/31  500 542
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/35  2,250 2,401
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/34  1,475 1,682
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/31  400 434
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/32  1,000 1,082
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/33  2,000 2,157
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/34  2,515 2,702
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/26  1,860 1,964
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/28  1,200 1,289
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/29  1,780 1,912
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/30  6,300 6,758
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/35  5,000 5,300
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/37  2,500 2,622
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/28  2,500 2,747
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/29  2,750 3,021
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/31  2,365 2,586
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/32  3,660 3,971
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/33  3,390 3,666
Georgia Ports Auth., 4.00%, 7/1/38  3,180 3,319
Georgia Ports Auth., 4.00%, 7/1/39  2,500 2,589
Georgia Ports Auth., 4.00%, 7/1/42  2,875 2,923

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Georgia Ports Auth., 4.00%, 7/1/43  6,750 6,825
Georgia Ports Auth., 5.00%, 7/1/35  3,000 3,608
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/32  1,000 1,082
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/34  1,205 1,294
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/35  1,000 1,067
Main Street Natural Gas, Series A, 5.00%, 5/15/23  1,895 1,902
Main Street Natural Gas, Series A, 5.00%, 5/15/28  3,800 4,021
Main Street Natural Gas, Series A, 5.50%, 9/15/24  2,500 2,575
Main Street Natural Gas, Series A, 5.50%, 9/15/27  11,060 11,938
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  18,625 18,983
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 5/15/43  2,000 2,034
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  10,000 10,066
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  31,530 31,719
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  14,585 14,614
Metropolitan Atlanta Rapid Transit Auth., Sales Tax, Series B,
5.00%, 7/1/32  5,000 5,444
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/29  9,290 10,227
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/30  1,870 2,057
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/31  1,965 2,161
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/32  1,060 1,162
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/33  665 726
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/30  2,675 2,942
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/31  1,560 1,716
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/32  1,700 1,864
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/33  1,845 2,015
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/34  2,005 2,184
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/35  3,415 3,691

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/28  8,660 9,281
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/35  255 286
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/36  325 361
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/37  455 500
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/38  470 515
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/39  765 834
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/42  2,310 2,481
Savannah Economic Dev. Auth., Marshes of Skidaway Island,
6.00%, 1/1/24 (10) 170 175
Savannah Economic Dev. Auth., Marshes of Skidaway Island,
7.00%, 1/1/34 (Prerefunded 1/1/24) (4) 3,000 3,119
358,362
HAWAII 0.3%
Hawaii Airports System, Series A, 5.00%, 7/1/43 (2) 2,100 2,197
Hawaii Airports System, Series D, 4.00%, 7/1/37  16,800 17,124
19,321
IDAHO 0.1%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/25  1,055 1,079
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/26  1,000 1,024
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/28  745 762
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29  650 664
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/30  725 741
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/31  720 736
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/32  1,000 1,021
Idaho HFA, Trinity Health, Series D, 5.50%, 12/1/29  2,185 2,337
8,364
ILLINOIS 3.6%
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (2) 23,000 23,807
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/29 (2) 5,450 5,642
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/30 (2) 13,000 13,453
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/31  3,600 3,840
Chicago O'Hare Int'l. Airport, Series D, 5.25%, 1/1/34  8,450 9,235
Chicago Wastewater, Series A, 5.00%, 1/1/32  4,045 4,251
Chicago Wastewater, Series A, 5.00%, 1/1/33  4,250 4,455
Chicago Wastewater, Series A, 5.00%, 1/1/34  4,460 4,666
Illinois, GO, 4.00%, 6/1/32  530 536
Illinois, GO, 4.00%, 6/1/35  2,075 2,079
Illinois, GO, 5.50%, 5/1/24  1,000 1,032
Illinois, GO, 5.50%, 5/1/25  1,000 1,055
Illinois, Series A, GO, 5.00%, 3/1/24  345 353
Illinois, Series A, GO, 5.00%, 10/1/25  2,050 2,155
Illinois, Series A, GO, 5.00%, 11/1/25  4,115 4,331
Illinois, Series A, GO, 5.00%, 3/1/26  2,500 2,643
Illinois, Series A, GO, 5.00%, 3/1/27  4,000 4,282

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Illinois, Series A, GO, 5.00%, 3/1/27  3,000 3,211
Illinois, Series A, GO, 5.00%, 12/1/27  7,685 8,288
Illinois, Series A, GO, 5.00%, 3/1/28  3,375 3,648
Illinois, Series A, GO, 5.00%, 12/1/28  5,000 5,436
Illinois, Series A, GO, 5.00%, 3/1/29  2,350 2,559
Illinois, Series B, GO, 5.00%, 3/1/24  875 895
Illinois, Series B, GO, 5.00%, 3/1/25  1,375 1,432
Illinois, Series B, GO, 5.00%, 3/1/26  2,325 2,458
Illinois, Series C, GO, 5.00%, 11/1/29  16,500 17,622
Illinois, Series D, GO, 5.00%, 11/1/24  4,385 4,541
Illinois, Series D, GO, 5.00%, 11/1/25  20,535 21,611
Illinois, Series D, GO, 5.00%, 11/1/28  7,985 8,565
Illinois Fin. Auth., Series A, 4.00%, 7/15/36  5,000 5,206
Illinois Fin. Auth., Series A, 4.00%, 7/15/37  3,200 3,306
Illinois Fin. Auth., Series A, 4.00%, 7/15/38  4,255 4,376
Illinois Fin. Auth., Series A, 4.00%, 7/15/39  6,640 6,809
Illinois Fin. Auth., Univ. of Chicago Medical, Series D-2, VRDN,
1.30%, 8/1/43  2,050 2,050
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/27  1,275 1,339
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/28  1,150 1,208
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/35  2,750 2,751
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/38  2,000 1,941
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/39  3,000 2,879
199,946
INDIANA 0.1%
Indiana Municipal Power Agency, Power Supply, Series A, 5.00%,
1/1/29  4,250 4,431
Valparaiso, Pratt Paper, 5.875%, 1/1/24 (2) 445 453
4,884
IOWA 0.6%
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)  33,985 35,276
35,276
KANSAS 0.1%
Kansas DFA, Series B, VR, 5.00%, 11/15/54 (Prerefunded
11/15/28) (4) 180 205
Kansas DFA, Unrefunded Balance, Series B, VRDN, 5.00%,
11/15/54 (Tender 11/15/28)  1,340 1,490
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/23  1,155 1,157
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/25  1,000 1,013
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/26  1,045 1,062

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/28  2,300 2,338
7,265
KENTUCKY 1.1%
Ashland, Ashland Medical Center, 5.00%, 2/1/27  660 706
Ashland, Ashland Medical Center, 5.00%, 2/1/29  805 883
Ashland, Ashland Medical Center, 5.00%, 2/1/30  370 410
Ashland, Ashland Medical Center, 5.00%, 2/1/31  460 502
Ashland, Ashland Medical Center, 5.00%, 2/1/32  125 136
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/27  8,625 9,291
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/28  3,105 3,332
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/29  5,250 5,621
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/31  1,000 1,068
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/32  3,250 3,459
Kentucky Public Energy Auth., Series A-1, VRDN, 4.00%, 8/1/52
(Tender 8/1/30)  13,585 13,558
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  23,350 23,415
62,381
LOUISIANA 0.5%
Lake Charles Harbor & Terminal Dist., Big Lake Fuels, VRDN,
1.00%, 12/1/51 (Tender 12/1/24) (2) 8,925 8,428
Louisiana Offshore Terminal Auth., Loop Project, VRDN, 1.65%,
9/1/27 (Tender 12/1/23)  5,075 5,019
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/29 (2) 4,400 4,556
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/31 (2) 6,000 6,210
Saint John the Baptist Parish, Marathon Oil, VRDN, 2.00%, 6/1/37
(Tender 4/1/23)  1,900 1,897
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  3,500 3,427
29,537
MARYLAND 2.7%
Baltimore City, Series C, 5.00%, 7/1/27  500 513
Baltimore City, Series C, 5.00%, 7/1/28  1,165 1,195
Baltimore City, Wastewater, Series A, 5.00%, 7/1/34  3,570 3,888
Baltimore City, Wastewater, Series E, 5.00%, 7/1/26  3,030 3,108
Baltimore City, Water Project, Series C, 5.00%, 7/1/34  2,155 2,347
Gaithersburg, Asbury Obligated Group, Series A, 4.00%, 1/1/24  2,500 2,499

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/25  1,550 1,560
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/26  2,595 2,621
Howard County, Series D, GO, 5.00%, 2/15/31  5,480 6,232
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/27 (2) 1,000 1,086
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/28 (2) 1,000 1,101
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/29 (2) 1,000 1,114
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/30 (2) 1,000 1,126
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/31 (2) 1,150 1,311
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/32 (2) 2,500 2,843
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/33 (2) 1,150 1,302
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/34 (2) 1,000 1,125
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/35 (2) 1,000 1,110
Maryland Economic Dev., Morgan State Univ., Series A, 5.375%,
7/1/38  1,350 1,502
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/26  2,135 2,252
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  1,040 1,112
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,000 1,084
Maryland HHEFA, 5.00%, 7/1/28 (Prerefunded 7/1/24) (4) 2,275 2,354
Maryland HHEFA, 5.00%, 7/1/29 (Prerefunded 7/1/24) (4) 2,350 2,432
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/29  2,000 2,172
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/30  2,180 2,362
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/31  1,950 2,112
Maryland HHEFA, Johns Hopkins Health, Series A, 5.00%,
5/15/31  2,660 2,812
Maryland HHEFA, MedStar Health, 5.00%, 8/15/29  10,365 10,780
Maryland HHEFA, MedStar Health, 5.00%, 8/15/30  2,785 2,896
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  1,670 1,736
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/26  2,500 2,524
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/28  4,000 4,037
Maryland HHEFA, Univ. of Maryland Medical System, Series B-1,
VRDN, 5.00%, 7/1/45 (Tender 7/1/25)  8,705 9,060
Maryland HHEFA, Univ. of Maryland Medical System, Series B-2,
VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  2,400 2,591
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/27
(Prerefunded 7/1/24) (4) 3,200 3,320
Maryland Stadium Auth., Construction & Revitalization, 5.00%,
5/1/33  4,150 4,637
Maryland State Transportation Auth., Series A, 4.00%, 7/1/37  1,500 1,570
Maryland State Transportation Auth., Series A, 4.00%, 7/1/40  1,250 1,288
Maryland State Transportation Auth., Series A, 5.00%, 7/1/35  2,000 2,354
Maryland State Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/30 (2) 1,000 1,108
Montgomery County, Series C, GO, 5.00%, 10/1/24  11,460 11,963

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Prince George's County, Series A, GO, 5.00%, 7/1/31  15,000 18,309
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/23  650 651
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/27  1,465 1,459
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  1,075 1,065
Univ. System of Maryland, Series A, 4.00%, 4/1/43  5,365 5,431
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/23  1,230 1,228
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/24  750 745
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/25  1,000 985
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  1,000 905
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,825 2,394
149,311
MASSACHUSETTS 1.0%
Massachusetts, GO, 5.00%, 7/1/38  3,250 3,691
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/37  3,750 3,897
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/38  2,500 2,591
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/39  4,325 4,463
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/40  4,050 4,144
Massachusetts Dev. Fin. Agency, Partners Healthcare, Series S-2,
VRDN, 5.00%, 7/1/38 (Tender 1/30/25)  10,000 10,446
Massachusetts Transportation Fund Revenue, Series A, 5.00%,
6/1/40  11,615 13,291
Massachusetts Transportation Fund Revenue, Series A, 5.00%,
6/1/41  10,000 11,356
53,879
MICHIGAN 3.9%
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/25 (6) 605 625
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/26 (6) 500 516
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/27 (6) 1,280 1,321
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/28 (6) 1,000 1,030
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/30 (6) 1,200 1,235
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/39  2,205 2,518

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/31  8,560 9,278
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/32  3,500 3,790
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/33  14,085 15,230
Great Lakes Water Auth. Sewage Disposal, Series C, 5.00%,
7/1/36  17,950 18,992
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/39  2,605 2,964
Great Lakes Water Auth. Water Supply, Series B, 5.00%, 7/1/46  8,000 8,320
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/28  9,505 10,302
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/29  6,225 6,744
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/30  8,115 8,788
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/31  5,540 6,005
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series C, 5.00%, 7/1/35  1,000 1,042
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/28  8,890 9,592
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/30  11,880 12,784
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/31  3,000 3,223
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/32  480 515
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/34  9,505 10,106
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/28  2,505 2,632
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/29  1,000 1,049
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/30  850 891
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/31  2,250 2,355
Michigan Fin. Auth., Trinity Health Credit Group, 5.50%, 12/1/29  5,000 5,348
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/34  4,000 4,409
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/35  5,750 6,292
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/37  5,000 5,410
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
5.00%, 12/1/32  1,325 1,472
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
5.00%, 12/1/32 (Prerefunded 12/1/27) (4) 155 175
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/30  1,700 1,893
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/31  1,050 1,168
Wayne County, Series C, 5.00%, 12/1/37 (1)(2)(6) 14,615 15,457
Wayne County Airport Auth., Series A, 5.00%, 12/1/37  2,020 2,023
Wayne County Airport Auth., Series B, 5.00%, 12/1/26 (2) 3,155 3,374
Wayne County Airport Auth., Series B, 5.00%, 12/1/27 (2) 1,810 1,964
Wayne County Airport Auth., Series B, 5.00%, 12/1/28 (2) 800 866
Wayne County Airport Auth., Series B, 5.00%, 12/1/29 (2) 600 649

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Wayne County Airport Auth., Series B, 5.00%, 12/1/30 (2) 1,360 1,471
Wayne County Airport Auth., Series B, 5.00%, 12/1/31 (2) 800 864
Wayne County Airport Auth., Series B, 5.00%, 12/1/32 (2) 1,450 1,563
Wayne County Airport Auth., Series B, 5.00%, 12/1/38 (2) 1,595 1,745
Wayne County Airport Auth., Series F, 5.00%, 12/1/26 (2) 3,850 4,063
Wayne County Airport Auth., Series F, 5.00%, 12/1/28 (2) 8,125 8,576
Wayne County Airport Auth., Series F, 5.00%, 12/1/34 (2) 3,500 3,645
Wayne County Airport Auth., Series G, 5.00%, 12/1/33  1,485 1,583
215,857
MINNESOTA 0.3%
Minneapolis-Saint Paul Metropolitan Airports Commission,
Series A, 5.00%, 1/1/27  6,500 6,656
Minneapolis-Saint Paul Metropolitan Airports Commission,
Series A, 5.00%, 1/1/31  3,580 3,662
Minnesota, Series A, GO, 5.00%, 8/1/37  5,865 6,937
17,255
MISSOURI 0.8%
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/38 (2) 6,400 6,289
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/31 (2) 3,720 4,142
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%,
3/1/33 (2) 2,550 2,793
Missouri HEFA, Series C, VRDN, 5.00%, 5/1/52 (Tender 5/1/28)  17,960 20,001
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/30  4,750 5,046
Saint Louis Airport, Series B, 5.00%, 7/1/23 (2)(6) 975 983
Saint Louis Airport, Series B, 5.00%, 7/1/24 (2)(6) 1,075 1,105
Saint Louis Airport, Series B, 5.00%, 7/1/25 (2)(6) 2,725 2,855
43,214
MONTANA 0.1%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/23  835 835
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/24  880 877
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/25  925 918
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/26  970 959
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/28  1,060 1,048
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/31  1,250 1,218
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/32  445 431
6,286
NEBRASKA 0.7%
Central Plains Energy, Nebraska Gas, VRDN, 4.00%, 12/1/49
(Tender 8/1/25)  9,045 9,160
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/27  4,000 4,263
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/29  4,000 4,352
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/30  10,000 10,975
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/31  2,000 2,212

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/32  5,805 6,454
37,416
NEVADA 0.2%
Truckee Meadows Water Auth., 5.00%, 7/1/32  4,000 4,314
Truckee Meadows Water Auth., 5.00%, 7/1/34  3,965 4,265
Truckee Meadows Water Auth., 5.00%, 7/1/35  1,195 1,284
9,863
NEW HAMPSHIRE 0.2%
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34  10,952 11,065
11,065
NEW JERSEY 2.3%
New Jersey Economic Dev. Auth., Continental Airlines, 5.125%,
9/15/23 (2) 1,735 1,743
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30 (2) 2,000 2,047
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/34  2,025 1,939
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/49  5,800 4,994
New Jersey Economic Dev. Auth., Transportation System, 5.00%,
11/1/33  4,750 5,311
New Jersey Economic Dev. Auth., Transportation System, 5.00%,
11/1/34  4,350 4,814
New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/27 (6) 1,200 1,297
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp., Series A,
5.25%, 7/1/28  5,000 5,060
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/38  3,750 3,777
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/32  5,275 6,093
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/33  4,000 4,579
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/34  5,805 6,346
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/35  7,500 8,504
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36  2,750 3,066
New Jersey Transportation Trust Fund Auth., Series B, 5.00%,
6/15/31  5,000 5,811
New Jersey Transportation Trust Fund Auth., Series B, 5.00%,
6/15/32  3,000 3,465
New Jersey Transportation Trust Fund Auth., Series B, 5.00%,
6/15/33  3,000 3,434
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/38  3,500 3,524

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/39  3,000 3,007
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/40  3,275 3,264
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/29  4,800 5,391
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/32  2,220 2,470
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2018A, 5.00%, 12/15/24  5,000 5,213
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2019A, 5.00%, 12/15/24  5,225 5,448
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/35  1,800 1,951
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/36  2,500 2,685
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/33  5,000 5,599
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/25  2,000 2,099
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%,
6/1/30  11,750 12,902
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%,
6/1/31  1,425 1,575
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%,
6/1/24  2,630 2,687
130,095
NEW MEXICO 0.3%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series C, VRDN, 1.15%, 6/1/40 (Tender 6/1/24)  2,000 1,932
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series D, VRDN, 1.10%, 6/1/40 (Tender 6/1/23)  5,750 5,699
New Mexico Hosp. Equipment Loan Council, Series B, VRDN,
5.00%, 8/1/49 (Tender 8/1/25)  9,750 10,272
17,903
NEW YORK 11.9%
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/30  1,250 1,383
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/32  1,350 1,489
Dormitory Auth. of the State of New York, New York Univ., Series A,
5.00%, 7/1/32  5,525 6,169
Dormitory Auth. of the State of New York, Orange Regional
Medical, 5.00%, 12/1/31 (1) 1,100 1,121
Dormitory Auth. of the State of New York, Pace Univ., Series A,
5.00%, 5/1/25 (Prerefunded 5/1/23) (4) 25 25
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded
Balance, Series A, 5.00%, 5/1/25  975 979

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 2/15/28  6,300 6,477
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 3/15/33  8,490 8,929
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/32  18,985 21,209
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/35  23,225 25,556
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/29  8,000 8,763
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/34  5,000 5,450
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/35  3,425 3,730
Dormitory Auth. of the State of New York, Unrefunded Balance,
Series B, 5.00%, 2/15/26  7,425 8,041
Metropolitan Transportation Auth., Series 2012G-1, VRDN, 1.25%,
11/1/32  200 200
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/24  5,000 5,167
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/35  10,000 10,310
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/29  10,000 10,511
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/30  5,000 5,234
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41 (1) 680 571
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58  1,224 604
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/27  1,650 1,699
New York City, Series 1, GO, 5.00%, 8/1/25  13,000 13,882
New York City, Series A-1, GO, 4.00%, 8/1/40  17,365 17,513
New York City, Series A-1, GO, 5.00%, 8/1/29  8,500 9,945
New York City, Series A-1, GO, 5.00%, 8/1/30  5,025 5,992
New York City, Series B-1, GO, 5.00%, 12/1/31  2,000 2,183
New York City, Series B-1, GO, 5.00%, 10/1/35  1,785 1,979
New York City, Series B-1, GO, 5.00%, 10/1/37  3,070 3,368
New York City, Series D, GO, 5.00%, 8/1/28  9,965 9,985
New York City, Series E, GO, 5.00%, 8/1/28  6,125 6,196
New York City, Series E, GO, 5.00%, 8/1/29  2,770 2,775
New York City, Series E-5, GO, VRDN, 1.15%, 3/1/48  370 370
New York City, Series F-1, GO, 5.00%, 3/1/44  5,700 6,272
New York City, Series I, GO, 5.00%, 3/1/28  14,730 15,148
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/37  19,000 20,507
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/40  5,195 5,748
New York City Municipal Water Fin. Auth., Series BB, 5.00%,
6/15/31  5,680 6,318

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
New York City Municipal Water Fin. Auth., Series BB-1, 3.00%,
6/15/44  12,810 10,735
New York City Municipal Water Fin. Auth., Series CC, 4.00%,
6/15/41  2,530 2,542
New York City Municipal Water Fin. Auth., Series EE, 4.00%,
6/15/39  5,000 5,071
New York City Transitional Fin. Auth. Future Tax, 4.00%, 5/1/39  4,505 4,580
New York City Transitional Fin. Auth. Future Tax, Series B-1, 4.00%,
8/1/45  10,000 9,870
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/32  16,155 17,959
New York City Transitional Fin. Auth., Building Aid, Series S-2,
5.00%, 7/15/32  7,715 8,577
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/34  5,160 5,810
New York City Transitional Fin. Auth., Future Tax, Series A, 5.00%,
11/1/31  5,000 5,996
New York City Transitional Fin. Auth., Future Tax, Series A-1,
4.00%, 11/1/38  4,000 4,096
New York City Transitional Fin. Auth., Future Tax, Series A-1,
5.00%, 8/1/24  11,500 11,958
New York City Transitional Fin. Auth., Future Tax, Series A-2,
5.00%, 8/1/36  16,840 18,337
New York City Transitional Fin. Auth., Future Tax, Series B-1,
5.00%, 8/1/35  10,600 12,469
New York City Transitional Fin. Auth., Future Tax, Series C, 5.00%,
11/1/27  19,480 20,601
New York City Transitional Fin. Auth., Future Tax, Series C-1,
4.00%, 2/1/39  6,000 6,114
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/33  9,000 9,860
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/37  9,320 10,684
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 5/1/33  11,300 12,445
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 5/1/34  3,000 3,284
New York City Transitional Fin. Auth., Future Tax, Series F-3,
5.00%, 2/1/31  7,450 8,002
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  6,930 7,981
New York State Thruway Auth., Series A-1, 4.00%, 3/15/45  7,000 6,960
New York State Thruway Auth., Series A-1, 4.00%, 3/15/46  5,000 4,956
New York State Thruway Auth., Personal Income Tax, Series A,
5.00%, 3/15/25  1,000 1,003
New York State Thruway Auth., Personal Income Tax, Series A,
5.00%, 3/15/27  2,830 2,838
New York State Urban Dev., Series E, 4.00%, 3/15/43  8,335 8,308

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
New York State Urban Dev., Personal Income Tax, 5.00%, 9/15/31  11,105 13,546
New York State Urban Dev., Personal Income Tax, Series A, 4.00%,
3/15/39  4,500 4,556
New York State Urban Dev., Personal Income Tax, Series A, 5.00%,
3/15/41  5,250 5,807
New York State Urban Dev., Personal Income Tax, Series C,
5.00%, 3/15/28  14,775 14,820
New York State Urban Dev., Personal Income Tax, Series C-2,
5.00%, 3/15/33  18,775 20,903
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (2) 6,500 6,501
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (2) 4,980 4,980
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/26 (2) 5,165 5,313
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/31 (2) 5,535 5,784
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/23 (2) 1,575 1,598
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/24 (2) 1,250 1,292
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/25 (2) 850 891
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/28 (2) 1,450 1,568
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/29 (2) 1,000 1,094
Port Auth. of New York & New Jersey, 5.00%, 11/1/32 (2) 4,595 5,148
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/28 (2) 5,410 5,562
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/26 (2) 28,545 30,589
Port Auth. of New York & New Jersey, Series 223, 4.00%,
7/15/40 (2) 5,100 5,070
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 222, 5.00%, 7/15/32  150 179
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 222, 5.00%, 7/15/33  3,065 3,635
Triborough Bridge & Tunnel Auth., Series A, BAN, 5.00%, 8/15/24  7,035 7,296
Triborough Bridge & Tunnel Auth., Series B, 5.00%, 11/15/26
(Prerefunded 3/16/23) (4) 32,550 32,648
661,614
NORTH CAROLINA 2.0%
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/35  1,880 1,977
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/36  1,875 1,952
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/38  2,225 2,282
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/39  610 623
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/40  2,030 2,062

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Charlotte Water & Sewer, 5.00%, 7/1/24  5,000 5,188
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare, VRDN,
5.00%, 1/15/49 (Tender 12/1/31)  16,370 19,321
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 4.00%,
1/15/35  5,000 5,125
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 5.00%,
1/15/34  3,700 3,918
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 5.00%,
1/15/38  3,000 3,119
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare,
Series B, VRDN, 1.20%, 1/15/38  400 400
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare,
Series C, VRDN, 1.20%, 1/15/37  10,500 10,500
New Hanover County, Regional Medical Center, 5.00%, 10/1/30
(Prerefunded 10/1/27) (4) 4,235 4,743
North Carolina Capital Fac. Fin. Agency, Wake Forest Univ., 5.00%,
1/1/33  5,205 5,581
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/23  595 597
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/24  705 710
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/25  485 490
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/31 (Prerefunded 6/1/25) (4) 7,000 7,429
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/32 (Prerefunded 6/1/25) (4) 2,000 2,122
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series A, 5.00%, 1/1/31  10,025 10,715
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series C, 5.00%, 1/1/29  3,000 3,219
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series C, 5.00%, 1/1/30 (Prerefunded 1/1/26) (4) 215 231
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Unrefunded Balance, Series C, 5.00%, 1/1/30  9,785 10,480
North Carolina Turnpike Auth., 5.00%, 1/1/24 (6) 700 715
North Carolina Turnpike Auth., 5.00%, 1/1/25  1,320 1,375
North Carolina Turnpike Auth., 5.00%, 1/1/26 (6) 1,350 1,443
North Carolina Turnpike Auth., 5.00%, 1/1/27 (6) 2,400 2,618
108,935
OHIO 1.1%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  23,425 22,336
Cleveland Airport, Series A, 5.00%, 1/1/27 (6) 1,525 1,600
Cleveland Airport, Series A, 5.00%, 1/1/28 (6) 3,055 3,207
Cleveland Airport, Series A, 5.00%, 1/1/30 (6) 1,650 1,728

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Cleveland Airport, Series A, 5.00%, 1/1/31 (6) 1,000 1,047
Columbus, Series A, GO, 4.00%, 8/15/27  4,625 4,836
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/30  1,100 1,224
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/31  1,000 1,112
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/32  1,600 1,775
Hamilton County, Life Enriching Community, 5.00%, 1/1/24  525 528
Hamilton County, Life Enriching Community, 5.00%, 1/1/25  800 809
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  550 558
Hamilton County, Life Enriching Community, 5.00%, 1/1/31  1,500 1,516
Montgomery County, Catholic Health Initiatives, 5.25%, 5/1/29
(Prerefunded 11/12/23) (4) 1,435 1,460
Montgomery County, Catholic Health Initiatives, Unrefunded
Balance, 5.25%, 5/1/29 (Prerefunded 11/13/23) (4) 2,670 2,715
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%, 1/1/31  5,480 6,163
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%, 1/1/33  2,735 3,058
Ohio State Univ., Series B-1, VRDN, 1.55%, 12/1/44  3,000 3,000
58,672
OREGON 0.5%
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/23  250 250
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/25  280 280
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/27  305 304
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/28  320 317
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/29  335 330
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/30  355 348
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/31  370 360
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/32  390 377
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/33  410 393
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%,
8/15/25  500 528
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%,
8/15/26  450 486
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%,
8/15/27  500 551
Oregon, Series D, GO, 4.00%, 6/1/39  1,820 1,878
Oregon, Series E, GO, 5.00%, 6/1/35  850 1,003
Oregon, Series E, GO, 5.00%, 6/1/37  1,420 1,644
Oregon, Series E, GO, 5.00%, 6/1/38  1,750 2,014

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Oregon, Series E, GO, 5.00%, 6/1/39  5,245 6,010
Oregon, Series E, GO, 5.00%, 6/1/40  1,500 1,711
Port of Portland Airport, Series 24-B, 5.00%, 7/1/30 (2) 3,185 3,422
Port of Portland Airport, Series 24-B, 5.00%, 7/1/31 (2) 1,685 1,807
Port of Portland Airport, Series 24-B, 5.00%, 7/1/32 (2) 1,135 1,214
Port of Portland Airport, Series 28, 4.00%, 7/1/36 (2) 2,000 2,008
27,235
PENNSYLVANIA 1.2%
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/27  550 583
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  600 641
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/29  600 644
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  650 701
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/23 (1) 500 501
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/28 (1) 2,250 2,285
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/33 (1) 1,500 1,509
Chester County IDA, Longwood, 4.00%, 12/1/37  1,175 1,207
Chester County IDA, Longwood, 4.00%, 12/1/39  2,880 2,934
Chester County IDA, Longwood, 4.00%, 12/1/40  2,250 2,277
Chester County IDA, Longwood, 4.00%, 12/1/41  2,500 2,517
Commonwealth Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/25  1,655 1,739
Commonwealth Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/26  2,000 2,148
Commonwealth Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/27  2,000 2,188
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/36 (1) 4,005 3,553
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series B, 5.00%, 5/1/32  800 938
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series B, 5.00%, 5/1/33  2,000 2,271
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series B, 5.00%, 5/1/34  1,125 1,270
Philadelphia Airport, Series C, 5.00%, 7/1/28 (2) 9,280 10,164
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/35 (6) 3,250 3,651
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/36 (6) 2,000 2,225

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/37 (6) 1,605 1,771
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/31 (6) 9,160 9,815
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/32 (6) 10,000 10,700
68,232
PUERTO RICO 4.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (3)(11) 12,408 5,475
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (1) 19,905 20,250
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (1) 7,470 7,593
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  879 823
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  3,383 1,959
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  15,705 14,684
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  3,774 3,428
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  9,528 8,431
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  2,757 2,371
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  1,468 1,475
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  2,928 2,995
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  3,488 3,653
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  10,670 11,344
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  49,272 53,437
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (3)(12) 130 90
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (3)
(12) 170 119
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (3)
(12) 500 350
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (3)(12) 630 433
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (3)(12) 2,380 1,660
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (3)(12) 830 579
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (3)(12) 985 687
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (3)(12) 130 91

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (3)
(12) 70 49
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (3)
(12) 6,525 4,568
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (3)
(12) 535 371
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (3)(12) 215 151
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (3)(12) 610 427
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (3)(12) 480 338
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (3)(12) 150 101
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (3)(12) 265 182
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (3)(12) 190 133
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (3)(12) 1,890 1,304
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (3)(12) 530 371
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (3)(12) 225 158
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  20,221 20,268
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  16,723 16,476
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  9,647 6,498
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  36,135 21,874
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  21,870 20,937
Puerto Rico Sales Tax Fin., Restructured, Series A-2-Converted,
4.329%, 7/1/40  2,365 2,264
238,397
RHODE ISLAND 0.2%
Central Falls Detention Fac., 7.25%, 7/15/35 (3)(8) 980 176
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/23  1,950 1,965
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/24  5,025 5,088
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/25  1,425 1,454
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/26  1,630 1,678
10,361
SOUTH CAROLINA 0.9%
Lexington County Health Services Dist., Lexington Medical Center,
5.00%, 11/1/27  2,595 2,852
Lexington County Health Services Dist., Lexington Medical Center,
5.00%, 11/1/29  3,010 3,290
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/32  7,185 7,814

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/34  8,370 9,026
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/43  4,440 4,628
South Carolina Public Service Auth., Series B, 5.00%, 12/1/40  5,750 6,136
South Carolina Public Service Auth., Series B, 5.00%, 12/1/43  7,875 8,333
Spartanburg Regional Health Services Dist., 5.00%, 4/15/30  2,140 2,395
Spartanburg Regional Health Services Dist., 5.00%, 4/15/31  2,245 2,543
Spartanburg Regional Health Services Dist., 5.00%, 4/15/32  1,340 1,534
48,551
SOUTH DAKOTA 0.1%
South Dakota HEFA, Sanford Health Group, Series B, 5.00%,
11/1/34  4,300 4,439
4,439
TENNESSEE 1.8%
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/25  1,300 1,329
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/26  1,000 1,020
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/27  1,050 1,069
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/28  1,000 1,017
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/29  1,000 1,017
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/25  2,500 2,517
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/30  2,735 2,992
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/31  5,560 5,595
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/32  4,000 4,024
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/33  9,060 9,113
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  10,325 10,973
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  2,255 2,409
Memphis-Shelby County Airport Auth., Series A, 5.00%, 7/1/45 (2) 12,235 12,950
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/24 (2) 670 688
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/25 (2) 2,350 2,454
Metropolitan Gov't. of Nashville & Davidson County, Series C, GO,
5.00%, 7/1/32 (Prerefunded 7/1/25) (4) 8,000 8,519
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, 5.00%, 7/1/30  2,250 2,417

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  2,000 2,099
Tennessee, Series B, GO, 5.00%, 8/1/30  6,860 7,534
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24  12,910 13,180
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  4,945 5,156
98,072
TEXAS 11.1%
Arlington Special Tax Revenue, Senior Lien, Series A, 5.00%,
2/15/35 (6) 2,500 2,751
Austin Airport, North Terminal Project, Series 2019B, 5.00%,
11/15/33 (2) 2,000 2,215
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/25 (2) 650 686
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/26 (2) 1,100 1,180
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/29 (2) 1,200 1,287
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/31 (2) 1,550 1,658
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/32 (2) 1,700 1,890
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/33 (2) 1,130 1,203
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/36 (2) 1,000 1,080
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/37 (2) 2,680 2,883
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/24  1,130 1,140
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/25  700 714
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/26  1,790 1,849
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/30  2,455 2,559
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/31  1,800 1,876
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/33  2,450 2,545
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/34  1,000 1,038
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/24  500 501
Austin Water & Wastewater System Revenue, 5.00%, 11/15/30  5,340 5,863
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/45  4,750 5,118
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/37  1,640 1,690

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/38  3,750 3,843
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/39  7,105 7,238
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/34  900 946
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/36  1,250 1,290
Central Texas Regional Mobility Auth., Series E, 5.00%, 1/1/32  1,200 1,361
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.75%, 8/15/33  10,000 10,238
Cypress-Fairbanks Independent School Dist., GO, 5.00%, 2/15/29  3,840 4,045
Cypress-Fairbanks Independent School Dist., Series A, GO,
4.00%, 2/15/37  675 703
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/32
(Prerefunded 12/1/25) (4) 5,000 5,379
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/24  1,025 1,070
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/25  910 975
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/26  1,500 1,647
Dallas/Fort Worth Int'l. Airport, Series A, 5.25%, 11/1/29 (2) 6,000 6,094
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/28  2,000 2,044
Dallas/Fort Worth Int'l. Airport, Series F, 5.25%, 11/1/28  1,850 1,887
Grand Parkway Transportation, BAN, 5.00%, 2/1/23 (10) 15,000 15,000
Grand Parkway Transportation, Grand Parkway System, 4.00%,
10/1/45  19,285 19,142
Grand Parkway Transportation, Tela Supported, Series A, 5.00%,
10/1/34  8,495 9,446
Gulf Coast IDA, Exxon Mobil, VRDN, 1.10%, 11/1/41  6,500 6,500
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, VRDN, 5.00%, 7/1/49 (Tender 12/1/24)  5,500 5,713
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, Series A, 5.00%, 12/1/24  2,170 2,260
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, Series A, 5.00%, 12/1/30 (Prerefunded 12/1/24) (4) 3,300 3,456
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Series B,
VRDN, 1.25%, 12/1/59  6,300 6,300
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Series C-1,
1.30%, 2/1/23  30,000 30,000
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Series C-2,
1.30%, 2/1/23  100 100
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%,
8/15/31  3,000 3,387
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%,
8/15/32  2,550 2,868
Harris County, Tax Road, Series A, GO, 5.00%, 10/1/28  2,180 2,337
Houston Airport, United Airlines, Series B-1, 5.00%, 7/15/35 (2) 8,350 8,368
Houston Airport, United Airlines, Terminal E, 4.75%, 7/1/24 (2) 6,100 6,109
Houston Airport, United Airlines, Terminal E, 5.00%, 7/1/29 (2) 10,200 10,305
Houston Combined Utility, Series A, 4.00%, 11/15/33  1,200 1,306
Houston Combined Utility, Series A, 4.00%, 11/15/34  1,225 1,309
Houston Combined Utility, Series A, Zero Coupon, 12/1/25 (6)(10) 7,510 7,035

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Houston Combined Utility, Series C, 5.00%, 5/15/27  8,950 9,245
Houston Combined Utility, Series C, 5.00%, 5/15/28  6,655 6,874
Houston Independent School Dist., GO, 5.00%, 2/15/31  3,710 4,096
Houston Independent School Dist., Series A, GO, 5.00%, 2/15/31  3,275 3,537
Houston Independent School Dist., Series A, GO, 5.00%, 2/15/32  6,500 7,007
Houston, Public Improvement, Series A, GO, 5.00%, 3/1/25  2,485 2,556
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/31  750 856
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/32  1,000 1,139
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/33  1,100 1,250
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/34  1,000 1,131
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/35  1,100 1,270
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/36  2,750 3,085
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/37  1,335 1,502
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/38  1,900 2,094
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/39  1,400 1,542
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/40  1,500 1,633
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/41  4,250 4,620
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/46  5,375 5,772
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/26  2,890 2,908
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/28  9,800 9,862
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/30  13,805 13,890
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/31  10,125 10,186
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/36  5,055 5,077
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/41  1,520 1,635
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.25%, 5/15/40  2,265 2,530
Lower Colorado River Auth., LCRA Transmission Services Project,
Series D, 5.00%, 5/15/30  4,450 4,679

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Lower Colorado River Auth., LCRA Transmission Services Project,
Series D, 5.00%, 5/15/31  4,630 4,859
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (1)(2) 10,700 10,628
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/23  250 253
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/24  500 514
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/25  750 773
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/26  1,020 1,052
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/27  2,145 2,213
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/29  780 804
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/30  835 861
North Texas Tollway Auth., 1st Tier, Series 2016A, 5.00%, 1/1/31  3,750 4,002
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/27  5,525 5,639
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/31  1,250 1,334
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/38  5,055 5,534
North Texas Tollway Auth., 2nd Tier, Series A, 5.00%, 1/1/34  13,660 14,229
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/30  6,530 6,960
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/31  10,690 10,917
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/32  1,815 1,967
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/33  3,910 4,231
North Texas Tollway Auth., 2nd Tier, Series B, Refunding, 5.00%,
1/1/31  2,000 2,130
North Texas Tollway Auth., Unrefunded Balance, Series A, 5.00%,
1/1/25  225 225
North Texas Tollway Auth., Unrefunded Balance, Series A, 5.00%,
1/1/26  275 276
North Texas Tollway Auth., Unrefunded Balance, Series B, 5.00%,
1/1/25  135 135
North Texas Tollway Auth., Unrefunded Balance, Series B, 5.00%,
1/1/26  35 35
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
1.875%, 1/1/26 (1)(2) 300 274
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.00%, 1/1/27 (1)(2) 550 488
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.125%, 1/1/28 (1)(2) 525 452
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/33  2,265 2,475
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/27  1,500 1,598
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/28  1,720 1,830
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/29  1,200 1,277
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/30  1,500 1,595
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources,
Series A, 5.00%, 2/15/34  3,615 3,859

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  20,090 21,351
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch, Senior
Lien, Series A, 5.25%, 12/15/25  4,460 4,705
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29  21,700 23,062
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  15,655 16,699
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  8,725 9,335
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/32  1,990 2,136
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/32  1,000 1,083
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/34  1,500 1,607
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/35  7,425 7,870
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/36  4,735 4,990
Texas Transportation Commission, Central Texas Turnpike,
Series B, 5.00%, 8/15/32  14,785 15,360
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/31  7,415 7,636
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/32  465 479
Texas Transportation Commission, Mobility Fund, GO, 5.00%,
10/1/27  6,100 6,295
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/31  12,420 13,896
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/33  8,000 8,910
Texas Transportation Commission, Mobility Fund, Series B, GO,
5.00%, 10/1/33  19,495 21,714
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/27  2,500 2,602
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/28  1,600 1,664
Univ. of Texas, Board of Regents, Series B, 5.00%, 8/15/28  12,080 12,513
618,729
UTAH 1.4%
Murray City, IHC Health Services, Series B, VRDN, 1.20%, 5/15/37  2,800 2,800
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/32 (2) 3,925 4,230
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/31 (2) 3,500 3,827
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/32 (2) 1,825 1,993
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/32 (2) 8,750 9,943
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/35 (2) 11,070 12,235
Salt Lake City Airport, Series A, 4.00%, 7/1/41 (2)(5) 10,435 10,331
Salt Lake City Airport, Series A, 5.00%, 7/1/30 (2) 2,200 2,375
Salt Lake City Airport, Series A, 5.00%, 7/1/31 (2) 2,560 2,762
Salt Lake City Airport, Series A, 5.00%, 7/1/33 (2) 5,050 5,498
Salt Lake City Airport, Series A, 5.00%, 7/1/34 (2) 4,155 4,657

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Salt Lake City Airport, Series A, 5.00%, 7/1/35 (2) 3,500 3,760
Salt Lake City Airport, Series A, 5.00%, 7/1/36 (2) 6,000 6,400
Salt Lake City Airport, Series A, 5.00%, 7/1/38 (2) 4,665 4,949
Vineyard Redev. Agency, 4.00%, 5/1/32 (6) 135 148
Vineyard Redev. Agency, 4.00%, 5/1/34 (6) 300 325
Vineyard Redev. Agency, 4.00%, 5/1/36 (6) 250 265
Vineyard Redev. Agency, 4.00%, 5/1/38 (6) 270 280
Vineyard Redev. Agency, 4.00%, 5/1/39 (6) 225 233
Vineyard Redev. Agency, 4.00%, 5/1/40 (6) 320 329
Vineyard Redev. Agency, 5.00%, 5/1/29 (6) 385 442
Vineyard Redev. Agency, 5.00%, 5/1/30 (6) 215 250
Vineyard Redev. Agency, 5.00%, 5/1/31 (6) 235 277
78,309
VIRGINIA 4.9%
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/32  555 637
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/33  1,265 1,446
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/34  2,405 2,729
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  1,000 1,122
Botetourt County, Residential Care Fac., Glebe, Series A, 4.75%,
7/1/23  510 512
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/30  1,400 1,666
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/31  1,450 1,714
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/32  2,200 2,596
Fairfax County IDA, Inova Health, 3.50%, 5/15/39  5,815 5,585
Fairfax County IDA, Inova Health, 5.00%, 5/15/35  3,500 4,070
Fairfax County IDA, Inova Health, 5.00%, 5/15/36  2,825 3,240
Fairfax County IDA, Inova Health, 5.00%, 5/15/37  3,130 3,560
Fairfax County IDA, Inova Health, Series B, 5.00%, 5/15/26  4,795 5,214
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing, 5.00%, 10/1/34  3,715 4,174
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  1,645 1,686
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/31  1,000 1,025
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/27 (Prerefunded 6/15/25) (4) 3,125 3,316
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/28 (Prerefunded 6/15/25) (4) 3,160 3,353
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/27 (Prerefunded 8/1/26) (4) 1,190 1,304
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
7/1/29 (Prerefunded 7/1/24) (4) 3,890 4,031

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/30 (Prerefunded 8/1/26) (4) 3,635 3,983
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/31 (Prerefunded 8/1/26) (4) 5,700 6,246
Hampton Roads Sanitation Dist., Wastewater, Unrefunded
Balance, Series A, 5.00%, 8/1/27  2,280 2,506
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN,
5.00%, 11/1/48 (Tender 11/1/28)  3,795 4,255
Roanoke Economic Dev. Auth., Carilion Clinic, VRDN, 5.00%,
7/1/53 (Tender 7/1/30)  6,540 7,493
Upper Occoquan Sewage Auth., 5.00%, 7/1/26 (Prerefunded
7/1/25) (4) 7,925 8,439
Upper Occoquan Sewage Auth., 5.00%, 7/1/29 (Prerefunded
7/1/25) (4) 13,000 13,843
Virginia College Building Auth., 5.25%, 2/1/41  5,000 5,852
Virginia College Building Auth., Series A, 5.00%, 9/1/29  4,825 5,279
Virginia College Building Auth., Series A, 5.00%, 9/1/29
(Prerefunded 9/1/26) (4) 175 192
Virginia College Building Auth., Series A, 5.00%, 2/1/30
(Prerefunded 2/1/25) (4) 13,800 14,530
Virginia Commonwealth Transportation Board, 4.00%, 5/15/41  5,940 6,122
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/25  5,500 5,841
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/30  7,900 8,888
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/32  7,075 7,944
Virginia Commonwealth Transportation Board, Federal Highway
Transportation, 5.00%, 9/15/30  5,000 5,424
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 3/15/25  4,040 4,271
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 3/15/31  8,540 9,570
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 9/15/31  6,725 7,533
Virginia Public Building Auth., Series A, 5.00%, 8/1/38  11,500 13,444
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/30 (2) 2,000 2,048
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/32 (2) 5,125 5,251
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/33 (2) 3,250 3,316
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/34 (2) 4,000 4,054
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/35 (2) 3,660 3,690

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35 (2) 2,850 2,856
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/37 (2) 7,200 7,082
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/38 (2) 5,000 4,881
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/40 (2) 5,655 5,422
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/33 (2) 5,000 5,546
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34 (2) 5,660 6,227
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/35 (2) 5,000 5,429
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36 (2) 2,250 2,426
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/37 (2) 2,000 2,142
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37 (2) 5,665 6,051
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/38 (2) 2,095 2,227
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 266
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/31  2,275 2,418
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/33  3,000 3,166
Winchester Economic Dev. Auth., Valley Health System, Series A,
5.00%, 1/1/27 (Prerefunded 1/1/24) (4) 750 767
Winchester Economic Dev. Auth., Valley Health System, Series A,
5.00%, 1/1/28 (Prerefunded 1/1/24) (4) 450 460
270,360
WASHINGTON 4.2%
Central Puget Sound Regional Transit Auth., Series S-1, 4.00%,
11/1/40  12,500 12,752
Central Puget Sound Regional Transit Auth., Series S-1, 4.00%,
11/1/41  5,345 5,425
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/31 (Prerefunded 11/1/25) (4) 13,625 14,643
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/32 (Prerefunded 11/1/25) (4) 6,480 6,964
Energy Northwest, Columbia Generating Station, 5.00%, 7/1/41  35,355 40,023
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/30  2,640 2,803
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/34  4,850 5,352

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Energy Northwest, Project 3, Series A, 4.00%, 7/1/42  3,000 3,030
Port of Seattle, Series B, 5.00%, 10/1/25 (2) 4,845 5,129
Port of Seattle, Series B, 5.00%, 3/1/32  2,000 2,066
Port of Seattle, Series C, 5.00%, 8/1/37 (2) 10,605 11,550
Seattle Municipal Light & Power Revenue, Series A, 5.00%, 4/1/39  2,350 2,604
Washington, Series C, GO, 5.00%, 2/1/35  9,775 11,629
Washington, Series C, GO, 5.00%, 2/1/46  6,530 7,257
Washington, Series R-2021A, GO, 5.00%, 6/1/33  2,150 2,532
Washington Health Care Fac. Auth., Commonspirit Health,
Series B-1, VRDN, 5.00%, 8/1/49 (Tender 8/1/24)  5,500 5,596
Washington Health Care Fac. Auth., Commonspirit Health,
Series B-2, VRDN, 5.00%, 8/1/49 (Tender 8/1/25)  1,550 1,606
Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%, 8/1/29  7,415 7,916
Washington, Motor Vehicle Fuel Tax, Series R-2015, GO, 5.00%,
7/1/29  12,850 13,517
Washington, Motor Vehicle Fuel Tax, Series R-2015, GO, 5.00%,
7/1/32  9,200 9,651
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/34  15,540 17,184
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/35  5,910 6,495
Washington, Various Purpose, Series C, GO, 5.00%, 2/1/35  5,630 6,254
Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/33  4,500 4,898
Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/34  5,000 5,426
Washington, Various Purpose, Series R-2018D, GO, 5.00%, 8/1/34  18,485 20,440
232,742
WEST VIRGINIA 0.2%
West Virginia Parkways Auth., 5.00%, 6/1/36  1,285 1,475
West Virginia Parkways Auth., 5.00%, 6/1/37  1,500 1,707
West Virginia Parkways Auth., 5.00%, 6/1/38  1,500 1,693
West Virginia Parkways Auth., 5.00%, 6/1/39  1,525 1,708
West Virginia Parkways Auth., 5.00%, 6/1/40  1,750 1,952
8,535
WISCONSIN 1.5%
Univ. of Wisconsin Hosp. & Clinics Auth., Series C, VRDN, 1.22%,
4/1/48  13,300 13,300
Wisconsin, Series 1, GO, 5.00%, 5/1/31  2,805 3,330
Wisconsin, Series 3, GO, 5.00%, 11/1/29  13,500 15,051
Wisconsin, Series 3, GO, 5.00%, 11/1/30  13,740 15,296
Wisconsin, Series 3, GO, 5.00%, 11/1/32  10,835 12,000
Wisconsin, Series A, GO, 5.00%, 5/1/34  14,545 15,323
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/24  950 986
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/25  1,420 1,510
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/27  1,700 1,890
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/29  770 851
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%, 5/15/27 (1) 1,950 1,936

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%, 5/15/31 (1) 1,220 1,181
82,654
Total Investments in Securities 99.5%
(Cost $5,639,343) $ 5,527,837
Other Assets Less Liabilities 0.5% 26,624
Net Assets 100.0% $ 5,554,461
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$105,430 and represents 1.9% of net assets.
(2) Interest subject to alternative minimum tax.
(3) Non-income producing
(4) Prerefunded date is used in determining portfolio maturity.
(5) Insured by Build America Mutual Assurance Company
(6) Insured by Assured Guaranty Municipal Corporation
(7) When-issued security
(8) Security is in default or has failed to make a scheduled interest and/or principal payment.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Escrowed to maturity
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GAN Grant Anticipation Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority

T. ROWE PRICE Summit Municipal Intermediate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SIFMA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Intermediate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Summit Municipal Intermediate Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Summit Municipal Intermediate Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Summit Municipal Intermediate Fund

Valuation Inputs   On January 31, 2023, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F83-054Q1 01/23